STOCKHOLDERS' EQUITY (Litigation Settlement Warrants) (Details) (USD $)						12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 18, 2012	Dec. 31, 2011	Mar. 07, 2011	Dec. 31, 2012 Litigation Settlement Warrants [Member]	Dec. 31, 2012 Litigation Settlement Warrants [Member] Exercise Price One [Member]	Dec. 31, 2012 Litigation Settlement Warrants [Member] Exercise Price Two [Member]	Dec. 31, 2012 Litigation Settlement Warrants [Member] Exercise Price Three [Member]	Dec. 31, 2012 Litigation Settlement Warrants [Member] Exercise Price Four [Member]
Class of Warrant or Right [Line Items]
Warrants issued	7,500,000	7,500,000		6,700,000		800,000	200,000	200,000	200,000	200,000
Term in years			5 years			5 years
Expiration date						Dec. 18, 2017
Exercise Price							0.25	0.50	1.00	1.50
Total fair value of options						$ 134,800
Expected life						1 year
Volatility						103.00%
Risk-free interest rate						3.125%
Dividend yield						0.00%